Schedule of Effective Income Tax Rates (Details)	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory rate	34.00%	34.00%
Foreign income not registered in the U.S.	(34.00%)	(34.00%)
PRC statutory rate	25.00%	25.00%
Changes in valuation allowance and others	(25.00%)	25.00%
Changes in valuation allowance and others	25.00%	(25.00%)
Effective tax rate	0.00%	0.00%